Shareholder Report, Line Graph (Details) - USD ($)		2 Months Ended	5 Months Ended	8 Months Ended	11 Months Ended	12 Months Ended	14 Months Ended	17 Months Ended	20 Months Ended	23 Months Ended	26 Months Ended	29 Months Ended	32 Months Ended	35 Months Ended
	Sep. 25, 2023	Nov. 30, 2023	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Aug. 31, 2026	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026	Aug. 31, 2026
C000245003
Account Value [Line Items]
Line Graph and Table Measure Name						GGM Macro Alignment ETF
Accumulated Value	$ 10,000	$ 10,140	$ 10,697	$ 11,103	$ 11,546		$ 12,189	$ 11,054	$ 10,643	$ 10,936	$ 11,189	$ 12,297	$ 11,950	$ 13,059
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000	$ 10,565	$ 11,830	$ 12,293	$ 13,201		$ 14,145	$ 14,007	$ 13,955	$ 15,298	$ 16,267	$ 16,388	$ 18,111	$ 18,415